CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Total partnership capital	$ 34,016	$ 25,554	$ 26,391	$ 21,673
Non-controlling interest - in operating subsidiaries	(23,661)	(15,320)
Deficit	4,419	3,422
Accumulated other comprehensive income	(1,161)	(817)
Ownership changes	(581)	(558)
Invested Capital	$ 13,032	$ 12,281	$ 12,195
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	12.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	15.00%